Supplement to the Current Prospectus

MFS(R) Emerging Markets Debt Fund

Effective July 1, 2008, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is hereby restated as follows:

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund.

--------------------- ----------------- ---------- ----------------------------
Portfolio Manager     Primary Role      Since      Title and Five Year History
--------------------- ----------------- ---------- ----------------------------
--------------------- ----------------- ---------- ----------------------------
Matthew Ryan          Portfolio         1998       Investment Officer of MFS;
                      Manager                      employed in the Investment
                                                   area of MFS since 1997.
--------------------- ----------------- ---------- ----------------------------
--------------------- ----------------- ---------- ----------------------------
Ward Brown            Portfolio         July 2008  Investment Officer of MFS;
                      Manager                      employed in the investment
                                                   area of MFS since 2005.
                                                   Economist for the
                                                   International Monetary
                                                   Fund prior to 2005.
--------------------- ----------------- ---------- ----------------------------


                  The date of this supplement is June 4, 2008.